Personnel expenses (Details 2) - Perod 1 [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Santander Brasil Bank Shares [Member] | Local [Member]
IfrsStatementLineItems [Line Items]
Impact on Results - Personnel Expenses	R$ 17,097	R$ 25,506	R$ 20,720
Santander Spain Shares And Options [Member] | Global [Member]
IfrsStatementLineItems [Line Items]
Impact on Results - Personnel Expenses	R$ 6,380	R$ 3,706	R$ 3,534